Schedule of Investments (unaudited)	iShares® Global Materials ETF
June 30, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 10.5%
BHP Group Ltd.	521,904	$14,917,034
BlueScope Steel Ltd.	45,552	618,352
Fortescue Ltd.	174,384	2,482,608
James Hardie Industries PLC(a)	44,670	1,398,064
Mineral Resources Ltd.	17,959	642,494
Northern Star Resources Ltd.	118,371	1,027,940
Pilbara Minerals Ltd.	291,336	592,808
Rio Tinto Ltd.	38,227	3,028,030
South32 Ltd.	466,409	1,131,553
		25,838,883
Belgium — 0.4%
Syensqo SA	7,523	671,488
Umicore SA	20,553	309,298
		980,786
Brazil — 1.7%
Vale SA, Class B, ADR	373,931	4,176,809

Canada — 7.6%
Agnico Eagle Mines Ltd.	51,275	3,353,742
Barrick Gold Corp.	180,790	3,015,700
CCL Industries Inc., Class B, NVS	15,014	789,523
First Quantum Minerals Ltd.	72,959	958,352
Franco-Nevada Corp.	19,803	2,347,901
Kinross Gold Corp.	126,439	1,052,696
Nutrien Ltd.	50,931	2,592,993
Teck Resources Ltd., Class B	47,405	2,271,753
Wheaton Precious Metals Corp.	46,681	2,447,592
		18,830,252
Chile — 0.1%
Empresas CMPC SA	111,415	209,558

Denmark — 0.9%
Novonesis (Novozymes) B, Class B	36,286	2,216,872

Finland — 1.1%
Stora Enso OYJ, Class R	63,077	861,348
UPM-Kymmene OYJ	54,963	1,930,441
		2,791,789
France — 4.8%
Air Liquide SA	59,358	10,244,447
ArcelorMittal SA	47,423	1,086,426
Arkema SA	6,491	565,648
		11,896,521
Germany — 3.5%
BASF SE	91,909	4,443,116
Covestro AG(a)(b)	19,463	1,140,861
Heidelberg Materials AG	13,277	1,372,498
Symrise AG, Class A	13,674	1,673,111
		8,629,586
Ireland — 0.5%
Smurfit Kappa Group PLC	26,887	1,199,231

Japan — 6.6%
Asahi Kasei Corp.	143,500	921,428
JFE Holdings Inc.	62,600	903,482
Mitsubishi Chemical Group Corp.	147,400	821,281
Nippon Paint Holdings Co. Ltd.	109,800	717,760
Nippon Steel Corp.	97,929	2,075,941
Nitto Denko Corp.	14,800	1,173,889
Shin-Etsu Chemical Co. Ltd.	206,100	8,013,505

Security	Shares	Value

Japan (continued)
Sumitomo Metal Mining Co. Ltd.	27,800	$844,659
Toray Industries Inc.	168,000	796,780
		16,268,725
Mexico — 1.1%
Cemex SAB de CV, NVS	1,558,810	997,741
Grupo Mexico SAB de CV, Series B	320,670	1,724,905
		2,722,646
Netherlands — 1.4%
Akzo Nobel NV	17,568	1,070,757
DSM-Firmenich AG	21,340	2,402,994
		3,473,751
Norway — 0.6%
Norsk Hydro ASA	138,734	864,935
Yara International ASA	16,788	483,795
		1,348,730
Peru — 0.4%
Southern Copper Corp.	8,848	953,284

South Korea — 1.3%
LG Chem Ltd.	4,870	1,213,578
POSCO Holdings Inc.	7,664	2,005,990
		3,219,568
Sweden — 0.9%
Boliden AB	28,165	905,809
SSAB AB, Class B	65,369	354,449
Svenska Cellulosa AB SCA, Class B	61,748	908,733
		2,168,991
Switzerland — 5.7%
Givaudan SA, Registered	818	3,874,551
Holcim AG	54,866	4,849,719
SIG Group AG	35,822	658,259
Sika AG, Registered	16,491	4,707,513
		14,090,042
United Kingdom — 9.0%
Anglo American PLC	137,740	4,352,649
Antofagasta PLC	35,532	944,299
Croda International PLC	14,678	730,216
DS Smith PLC	142,050	752,860
Glencore PLC	1,142,466	6,500,939
Johnson Matthey PLC	19,935	394,881
Mondi PLC, NVS	45,455	872,525
Rio Tinto PLC	115,104	7,552,925
		22,101,294
United States — 41.3%
Air Products and Chemicals Inc.	22,892	5,907,281
Albemarle Corp.	12,103	1,156,079
Amcor PLC	148,837	1,455,626
Avery Dennison Corp.	8,295	1,813,702
Ball Corp.	31,962	1,918,359
Celanese Corp., Class A	10,347	1,395,707
CF Industries Holdings Inc.	18,813	1,394,419
Corteva Inc.	71,772	3,871,382
Dow Inc.	72,414	3,841,563
DuPont de Nemours Inc.	42,918	3,454,470
Eastman Chemical Co.	12,115	1,186,906
Ecolab Inc.	26,131	6,219,178
FMC Corp.	12,853	739,690
Freeport-McMoRan Inc.	147,725	7,179,435
International Flavors & Fragrances Inc.	26,295	2,503,547
International Paper Co.	35,767	1,543,346

Schedule of Investments (unaudited) (continued)	iShares® Global Materials ETF
June 30, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Linde PLC	49,478	$21,711,441
LyondellBasell Industries NV, Class A	26,490	2,534,033
Martin Marietta Materials Inc.	6,348	3,439,346
Mosaic Co. (The)	33,096	956,474
Newmont Corp.	118,747	4,971,937
Nucor Corp.	24,690	3,902,995
Packaging Corp. of America	9,180	1,675,901
PPG Industries Inc.	24,237	3,051,196
Sherwin-Williams Co. (The)	23,988	7,158,739
Steel Dynamics Inc.	15,178	1,965,551
Vulcan Materials Co.	13,619	3,386,773
Westrock Co.	26,583	1,336,062
		101,671,138
Total Common Stocks — 99.4%
(Cost: $278,796,765)		244,788,456

Preferred Stocks

Brazil — 0.2%
Gerdau SA, Preference Shares, ADR	142,917	471,626

Total Preferred Stocks — 0.2%
(Cost: $1,084,319)		471,626

Total Long-Term Investments — 99.6%
(Cost: $279,881,084)		245,260,082

Security	Shares	Value

Short-Term Securities

Money Market Funds — 0.0%
BlackRock Cash Funds: Treasury, SL Agency Shares,
5.28%(c)(d)	100,000	$100,000

Total Short-Term Securities — 0.0%
(Cost: $100,000)		100,000

Total Investments — 99.6%
(Cost: $279,981,084)		245,360,082

Other Assets Less Liabilities — 0.4%		881,832

Net Assets — 100.0%		$246,241,914

(a)	Non-income producing security.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

											Capital
											Gain
						Change in					Distributions
						Unrealized		Shares			from
	Value at	Purchases	Proceeds		Net Realized	Appreciation	Value at	Held at			Underlying
Affiliated Issuer	03/31/24	at Cost	from Sales		Gain (Loss)	(Depreciation)	06/30/24	06/30/24	Income		Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$1,044,702	$—	$(1,044,700	)(b)	$(106)	$104	$—	—	$501	(c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	510,000	—	(410,000	)(b)	—	—	100,000	100,000	4,712		—
					$(106)	$104	$100,000		$5,213		$—

(a)	As of period end, the entity is no longer held.

(b)	Represents net amount purchased (sold).

(c)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

				Value/
			Notional	Unrealized
	Number of	Expiration	Amount	Appreciation
Description	Contracts	Date	(000)	(Depreciation)
Long Contracts
S&P/TSE 60 Index	1	09/19/24	$192	$1,864
FTSE 100 Index	4	09/20/24	415	(1,641)
MSCI Emerging Markets Index	1	09/20/24	54	137

Schedule of Investments (unaudited) (continued)	iShares® Global Materials ETF
June 30, 2024

Futures Contracts (continued)

				Value/
			Notional	Unrealized
	Number of	Expiration	Amount	Appreciation
Description	Contracts	Date	(000)	(Depreciation)
S&P 500 E-Mini Index	1	09/20/24	$276	$879
				$1,239

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$129,831,093	$114,957,363	$—	$244,788,456
Preferred Stocks	471,626	—	—	471,626
Short-Term Securities
Money Market Funds	100,000	—	—	100,000
	$130,402,719	$114,957,363	$—	$245,360,082
Derivative Financial Instruments(a)
Assets
Equity Contracts	$2,880	$—	$—	$2,880
Liabilities
Equity Contracts	—	(1,641)	—	(1,641)
	$2,880	$(1,641)	$—	$1,239

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

ADR	American Depositary Receipt
NVS	Non-Voting Shares

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